other operating income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
other operating income
Government assistance		$ 22	$ 23
Other sublet revenue		2
Investment income, gain (loss) on disposal of assets and other		24	230
Interest income		4	3
Changes in business combination-related accrued receivables and provisions		17	17
Total		69	273
Subsidy receipts		$ 15	18
Contribution expense rate		0.52%
Interim contribution expense rate	0.45%
Quebec employment positions tax credit		$ 7	$ 4